Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Trade accounts receivable, net	$ 2,077	$ 703
Restricted cash	3,490		$ 5,000
Spot Charters [Member]
Trade accounts receivable, net	1,727		1,080
Time Charters [Member]
Trade accounts receivable, net	$ 350		$ 3